Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Intermediate Duration Portfolio

December 31, 2024 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 30.8%
United States – 30.8%
U.S. Treasury Bonds 1.25%, 05/15/2050	U.S.$	202,544	$96,144,868
1.75%, 08/15/2041		46,935	30,405,080
2.00%, 11/15/2041(a)		9,057	6,085,441
2.25%, 08/15/2046		12,530	8,097,512
2.375%, 02/15/2042		11,433	8,142,511
2.375%, 11/15/2049		2,885	1,835,581
2.50%, 02/15/2045		1,916	1,330,423
2.50%, 05/15/2046		23,956	16,327,511
3.00%, 05/15/2045		23,139	17,498,869
3.00%, 08/15/2048		28,274	20,675,216
3.00%, 02/15/2049		26,971	19,646,906
3.25%, 05/15/2042		11,593	9,435,452
3.375%, 08/15/2042		19,569	16,159,383
3.375%, 05/15/2044		5,710	4,630,048
3.50%, 02/15/2039		4,254	3,728,232
3.625%, 05/15/2053		27,235	22,179,340
3.75%, 11/15/2043		10,205	8,793,840
3.875%, 02/15/2043		12,073	10,661,703
3.875%, 05/15/2043		19,718	17,376,047
4.00%, 11/15/2042		33,530	30,197,956
4.125%, 08/15/2053		30,804	27,488,114
4.25%, 02/15/2054		4,634	4,234,226
4.375%, 02/15/2038		14,232	13,845,262
4.375%, 11/15/2039		47,210	45,277,341
4.375%, 08/15/2043		19,182	18,067,329
4.50%, 02/15/2036		4,048	4,041,276
4.50%, 02/15/2044		20,030	19,137,561
4.625%, 05/15/2054		16,704	16,260,495
4.75%, 02/15/2037		4,156	4,213,794
4.75%, 11/15/2043		17,479	17,274,168
4.75%, 11/15/2053		24,746	24,522,136
U.S. Treasury Notes 3.50%, 04/30/2028		16,210	15,799,879
3.625%, 03/31/2028		28,384	27,798,678
3.75%, 12/31/2028		80,830	79,011,423
3.875%, 12/31/2027		75,973	75,094,760
4.00%, 02/29/2028		13,956	13,827,640
4.00%, 01/31/2029		73,672	72,659,109
4.00%, 02/15/2034		48,407	46,364,830
4.125%, 03/31/2029		8,646	8,560,990
4.125%, 08/31/2030		25,659	25,258,472
4.125%, 11/15/2032		18,170	17,724,365
4.25%, 02/28/2029		15,011	14,940,636
4.375%, 08/31/2028		13,427	13,435,092
4.375%, 11/30/2028		47,131	47,145,628
4.375%, 05/15/2034		19,615	19,320,972
4.50%, 05/31/2029		36,587	36,752,785
4.50%, 11/15/2033		17,484	17,409,741
4.625%, 04/30/2029		59,634	60,202,790
4.875%, 10/31/2028		106,793	108,695,352

Total Governments - Treasuries (cost $1,364,577,678)			1,243,716,763

	Principal Amount (000)		U.S. $ Value

CORPORATES - INVESTMENT GRADE – 25.0%
Industrial – 13.1%
Basic – 0.4%
Freeport Indonesia PT 4.763%, 04/14/2027(b)	U.S.$	904	$894,960
Glencore Funding LLC 5.338%, 04/04/2027(b)		7,164	7,225,897
6.50%, 10/06/2033(b)		2,016	2,140,871
Nexa Resources SA 6.75%, 04/09/2034(b)		2,053	2,073,530
Smurfit Westrock Financing DAC 5.418%, 01/15/2035(b)		3,723	3,704,645

			16,039,903

Capital Goods – 1.3%
Boeing Co. (The) 3.25%, 02/01/2028		4,850	4,566,712
3.625%, 02/01/2031		1,417	1,286,409
5.15%, 05/01/2030		1,367	1,349,092
6.298%, 05/01/2029		2,015	2,089,313
6.528%, 05/01/2034		2,560	2,681,728
Caterpillar Financial Services Corp. 4.45%, 10/16/2026		10,001	10,003,500
CNH Industrial Capital LLC 5.10%, 04/20/2029		5,776	5,772,823
Embraer Netherlands Finance BV 5.40%, 02/01/2027		4,960	4,955,338
Flowserve Corp. 2.80%, 01/15/2032		4,669	3,962,534
Regal Rexnord Corp. 6.05%, 02/15/2026		6,295	6,352,662
Waste Management, Inc. 4.50%, 03/15/2028		10,132	10,075,565
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025		1,117	1,107,137

			54,202,813

Communications - Media – 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital 2.25%, 01/15/2029		3,490	3,076,505
Discovery Communications LLC 5.20%, 09/20/2047		1,999	1,541,589
5.30%, 05/15/2049		857	659,924
Fox Corp. 6.50%, 10/13/2033		3,188	3,355,498
Paramount Global 7.875%, 07/30/2030		9,528	10,321,206
Prosus NV 3.061%, 07/13/2031(b)		3,921	3,296,110
3.257%, 01/19/2027(b)		1,724	1,644,265
3.68%, 01/21/2030(b)		462	414,645
4.027%, 08/03/2050(b)		3,458	2,321,182

	Principal Amount (000)		U.S. $ Value

Tencent Holdings Ltd. 3.24%, 06/03/2050(b)	U.S.$	4,830	$3,200,986
Time Warner Cable LLC 4.50%, 09/15/2042		2,370	1,767,499
Warnermedia Holdings, Inc. 3.755%, 03/15/2027		8,269	7,967,264

			39,566,673

Communications - Telecommunications – 0.1%
AT&T, Inc. 4.50%, 05/15/2035		2,034	1,881,938
T-Mobile USA, Inc. 3.875%, 04/15/2030		1,696	1,596,055

			3,477,993

Consumer Cyclical - Automotive – 1.5%
BMW US Capital LLC 4.60%, 08/13/2027(b)		10,014	9,963,029
Ford Motor Co. 3.25%, 02/12/2032		6,003	4,995,757
Ford Motor Credit Co., LLC 2.70%, 08/10/2026		902	866,317
6.125%, 03/08/2034		3,932	3,843,845
General Motors Co. 6.125%, 10/01/2025		720	725,558
General Motors Financial Co., Inc. 5.75%, 02/08/2031		9,151	9,263,832
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(b)		7,064	6,704,654
5.95%, 06/11/2029(b)		1,511	1,512,677
Hyundai Capital America 4.30%, 09/24/2027(b)		625	614,763
5.25%, 01/08/2027(b)		2,195	2,208,060
5.275%, 06/24/2027(b)		293	295,104
5.30%, 03/19/2027(b)		2,599	2,619,272
6.10%, 09/21/2028(b)		4,320	4,443,638
Mercedes-Benz Finance North America LLC 4.80%, 03/30/2026(b)		5,380	5,386,133
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(b)		8,330	8,031,286

			61,473,925

Consumer Cyclical - Entertainment – 0.1%
Hasbro, Inc. 6.05%, 05/14/2034		2,322	2,330,545

Consumer Cyclical - Other – 0.6%
DR Horton, Inc. 5.00%, 10/15/2034		6,008	5,805,110
Las Vegas Sands Corp. 3.90%, 08/08/2029		7,323	6,805,557
Marriott International, Inc./MD 5.30%, 05/15/2034		1,998	1,982,795
5.35%, 03/15/2035		7,963	7,854,146

	Principal Amount (000)		U.S. $ Value

MDC Holdings, Inc. 6.00%, 01/15/2043	U.S.$	3,776	$3,765,465

			26,213,073

Consumer Cyclical - Restaurants – 0.2%
Starbucks Corp. 4.85%, 02/08/2027		9,151	9,188,611

Consumer Cyclical - Retailers – 0.2%
Ross Stores, Inc. 4.70%, 04/15/2027		7,988	7,923,537

Consumer Non-Cyclical – 2.4%
Altria Group, Inc. 3.40%, 05/06/2030		7,300	6,702,641
BAT Capital Corp. 2.259%, 03/25/2028		8,570	7,875,401
Cargill, Inc. 5.125%, 10/11/2032(b)		3,643	3,619,393
Cencosud SA 5.95%, 05/28/2031(b)		1,905	1,896,066
CVS Health Corp. 6.75%, 12/10/2054		241	236,414
7.00%, 03/10/2055		4,093	4,109,004
General Mills, Inc. 4.70%, 01/30/2027		2,460	2,459,164
4.875%, 01/30/2030		7,545	7,497,542
Gilead Sciences, Inc. 5.10%, 06/15/2035		10,022	9,859,744
Imperial Brands Finance PLC 5.875%, 07/01/2034(b)		7,441	7,412,873
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 6.75%, 03/15/2034		3,892	4,120,149
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031		5,660	4,373,991
Philip Morris International, Inc. 4.875%, 02/13/2026		2,541	2,548,623
5.00%, 11/17/2025		4,607	4,622,986
5.375%, 02/15/2033		8,162	8,177,508
5.625%, 11/17/2029		829	853,911
Pilgrim’s Pride Corp. 6.875%, 05/15/2034		6,561	6,987,596
Roche Holdings, Inc. 4.203%, 09/09/2029(b)		10,206	9,969,119
Tyson Foods, Inc. 5.70%, 03/15/2034		3,052	3,088,319

			96,410,444

Energy – 2.1%
Columbia Pipelines Holding Co., LLC 5.097%, 10/01/2031(b)		3,211	3,130,693
ConocoPhillips Co. 5.65%, 01/15/2065		10,063	9,523,925

	Principal Amount (000)		U.S. $ Value

Continental Resources, Inc./OK 2.875%, 04/01/2032(b)	U.S.$	6,461	$5,302,220
4.375%, 01/15/2028		1,885	1,832,654
5.75%, 01/15/2031(b)		2,866	2,834,073
Devon Energy Corp. 5.20%, 09/15/2034		5,353	5,087,223
5.60%, 07/15/2041		4,914	4,545,155
Energy Transfer LP 5.60%, 09/01/2034		9,646	9,604,619
Occidental Petroleum Corp. 5.20%, 08/01/2029		2,949	2,926,735
5.375%, 01/01/2032		3,070	3,008,232
6.625%, 09/01/2030		3,903	4,086,870
ONEOK, Inc. 6.05%, 09/01/2033		1,323	1,362,002
Plains All American Pipeline LP/PAA Finance Corp. 5.70%, 09/15/2034		9,697	9,696,127
Saudi Arabian Oil Co. 5.75%, 07/17/2054(b)		3,852	3,592,260
Suncor Energy, Inc. 6.80%, 05/15/2038		3,011	3,206,986
Var Energi ASA 7.50%, 01/15/2028(b)		5,044	5,325,707
8.00%, 11/15/2032(b)		4,495	5,055,751
Williams Cos., Inc. (The) 4.80%, 11/15/2029		4,524	4,465,414

			84,586,646

Services – 0.7%
Alibaba Group Holding Ltd. 2.125%, 02/09/2031		9,680	8,154,142
Booking Holdings, Inc. 4.50%, 11/15/2031	EUR	3,033	3,380,441
Expedia Group, Inc. 6.25%, 05/01/2025(b)	U.S.$	211	211,158
Global Payments, Inc. 3.20%, 08/15/2029		3,208	2,940,902
Mastercard, Inc. 4.55%, 01/15/2035		7,332	7,028,455
Moody’s Corp. 5.00%, 08/05/2034		5,101	4,991,787

			26,706,885

Technology – 1.7%
Apple, Inc. 4.10%, 08/08/2062		5,020	3,984,976
Broadcom, Inc. 4.15%, 02/15/2028		1,661	1,633,129
4.926%, 05/15/2037(b)		3,190	3,036,497
5.05%, 07/12/2027		3,689	3,724,820
Dell International LLC/EMC Corp. 4.35%, 02/01/2030		10,401	10,067,648
Entegris, Inc. 4.75%, 04/15/2029(b)		5,311	5,084,539
Fiserv, Inc. 3.50%, 07/01/2029		9,632	9,038,765

	Principal Amount (000)		U.S. $ Value

Hewlett Packard Enterprise Co. 4.40%, 09/25/2027	U.S.$	4,227	$4,181,095
Honeywell International, Inc. 4.125%, 11/02/2034	EUR	5,113	5,562,015
Infor, Inc. 1.75%, 07/15/2025(b)	U.S.$	2,719	2,662,934
Kyndryl Holdings, Inc. 2.05%, 10/15/2026		9,627	9,154,603
NXP BV/NXP Funding LLC 5.55%, 12/01/2028		4,119	4,187,005
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.40%, 05/01/2030		3,313	3,047,032
TSMC Arizona Corp. 3.875%, 04/22/2027		2,710	2,661,193
Western Digital Corp. 2.85%, 02/01/2029		1,351	1,202,201

			69,228,452

Transportation - Airlines – 0.3%
AS Mileage Plan IP Ltd. 5.021%, 10/20/2029(b)		3,103	3,023,781
5.308%, 10/20/2031(b)		4,045	3,947,516
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(b)		1,131	1,126,000
4.75%, 10/20/2028(b)		3,940	3,885,667

			11,982,964

Transportation - Railroads – 0.0%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(b)		387	353,235
5.875%, 07/05/2034(b)		924	917,888

			1,271,123

Transportation - Services – 0.5%
ENA Master Trust 4.00%, 05/19/2048(b)		1,235	911,591
ERAC USA Finance LLC 4.60%, 05/01/2028(b)		2,517	2,498,701
Ryder System, Inc. 5.375%, 03/15/2029		7,365	7,452,717
TTX Co. 5.50%, 09/25/2026(b)		8,329	8,414,372

			19,277,381

			529,880,968

Financial Institutions – 10.5%
Banking – 8.5%
AIB Group PLC 6.608%, 09/13/2029(b)		1,569	1,639,479
7.583%, 10/14/2026(b)		8,806	8,967,766
Ally Financial, Inc. 5.543%, 01/17/2031		1,695	1,670,439
6.992%, 06/13/2029		4,741	4,939,316

	Principal Amount (000)		U.S. $ Value

American Express Co. 5.098%, 02/16/2028	U.S.$	9,109	$9,158,826
Banco Bilbao Vizcaya Argentaria SA 5.381%, 03/13/2029		3,200	3,229,824
7.883%, 11/15/2034		800	876,944
Banco de Credito del Peru SA 3.125%, 07/01/2030(b)		5,996	5,879,078
Banco Santander SA 4.175%, 03/24/2028		3,200	3,132,192
6.35%, 03/14/2034		3,000	3,045,750
6.921%, 08/08/2033		3,200	3,366,336
9.625%, 05/21/2033(c)		4,400	5,066,116
Bank of America Corp. 2.687%, 04/22/2032		1,935	1,663,848
2.972%, 02/04/2033		10,774	9,264,455
Bank of Ireland Group PLC 5.601%, 03/20/2030(b)		1,428	1,441,437
6.253%, 09/16/2026(b)		2,285	2,303,965
Bank of New York Mellon Corp. (The) 5.606%, 07/21/2039		3,118	3,134,900
Barclays PLC 5.088%, 06/20/2030		1,648	1,604,987
5.335%, 09/10/2035		2,534	2,436,340
5.674%, 03/12/2028		736	744,722
6.224%, 05/09/2034		3,451	3,540,519
7.119%, 06/27/2034		1,360	1,445,258
BNP Paribas SA 2.591%, 01/20/2028(b)		2,660	2,527,851
4.625%, 02/25/2031(b) (c)		943	791,715
5.497%, 05/20/2030(b)		6,651	6,658,316
BPCE SA 6.508%, 01/18/2035(b)		8,900	8,940,050
CaixaBank SA 6.037%, 06/15/2035(b)		2,782	2,802,476
6.684%, 09/13/2027(b)		5,127	5,260,302
Capital One Financial Corp. 5.468%, 02/01/2029		1,883	1,896,539
6.377%, 06/08/2034		5,768	5,987,761
Citigroup, Inc. 4.075%, 04/23/2029		5,373	5,212,831
4.542%, 09/19/2030		10,407	10,109,776
Series W 4.00%, 12/10/2025(c)		3,243	3,159,201
Cooperatieve Rabobank UA 5.564%, 02/28/2029(b)		7,918	8,020,617
Credit Agricole SA 6.251%, 01/10/2035(b)		7,161	7,206,759
Danske Bank A/S 4.613%, 10/02/2030(b)		4,420	4,285,720
Deutsche Bank AG/New York NY 2.129%, 11/24/2026		4,221	4,112,689
2.552%, 01/07/2028		604	573,999
6.119%, 07/14/2026		4,678	4,704,524
7.146%, 07/13/2027		1,492	1,537,536

	Principal Amount (000)		U.S. $ Value

Discover Bank Series B 5.974%, 08/09/2028	U.S.$	2,264	$2,299,364
Goldman Sachs Group, Inc. (The) 2.615%, 04/22/2032		10,017	8,538,090
2.65%, 10/21/2032		701	592,170
Series V 4.125%, 11/10/2026(c)		3,016	2,891,741
HSBC Holdings PLC 2.804%, 05/24/2032		2,559	2,174,561
2.848%, 06/04/2031		7,601	6,672,158
7.399%, 11/13/2034		5,415	5,885,834
8.113%, 11/03/2033		4,435	4,997,713
ING Groep NV 6.083%, 09/11/2027		6,267	6,384,130
Intesa Sanpaolo SpA 7.20%, 11/28/2033(b)		4,756	5,156,931
JPMorgan Chase & Co. 2.963%, 01/25/2033		12,789	11,056,474
KBC Group NV 4.932%, 10/16/2030(b)		5,859	5,759,924
5.796%, 01/19/2029(b)		1,666	1,691,373
Lloyds Banking Group PLC 4.976%, 08/11/2033		366	351,510
5.087%, 11/26/2028		791	791,989
5.462%, 01/05/2028		656	661,340
7.50%, 09/27/2025(c)		5,358	5,394,381
7.953%, 11/15/2033		2,446	2,734,995
Mizuho Financial Group, Inc. 5.376%, 05/26/2030		2,363	2,384,976
Morgan Stanley 0.406%, 10/29/2027	EUR	3,196	3,167,493
Morgan Stanley Bank NA Series B 5.504%, 05/26/2028	U.S.$	6,454	6,538,870
Nationwide Building Society 2.972%, 02/16/2028(b)		5,154	4,926,657
NatWest Group PLC 3.032%, 11/28/2035		669	577,628
6.475%, 06/01/2034		537	551,327
8.125%, 11/10/2033(c)		1,358	1,442,875
Santander Holdings USA, Inc. 6.174%, 01/09/2030		550	561,281
6.499%, 03/09/2029		331	340,374
6.565%, 06/12/2029		13	13,428
Santander UK Group Holdings PLC 4.858%, 09/11/2030		1,481	1,440,421
6.833%, 11/21/2026		7,481	7,588,951
Skandinaviska Enskilda Banken AB 5.125%, 03/05/2027(b)		1,913	1,930,370
Societe Generale SA 2.797%, 01/19/2028(b)		4,567	4,334,083
2.889%, 06/09/2032(b)		200	166,888
5.519%, 01/19/2028(b)		4,676	4,685,446
Standard Chartered PLC 3.971%, 03/30/2026(b)		3,723	3,709,188

	Principal Amount (000)		U.S. $ Value

5.005%, 10/15/2030(b)	U.S.$	2,074	$2,035,092
6.187%, 07/06/2027(b)		3,042	3,093,045
6.361% (CME Term SOFR 3 Month + 1.77%), 01/30/2027(b) (c) (d)		300	277,833
Sumitomo Mitsui Financial Group, Inc. 5.316%, 07/09/2029		8,152	8,238,656
Sumitomo Mitsui Trust Bank Ltd. 4.45%, 09/10/2027(b)		886	877,397
Toronto-Dominion Bank (The) 5.146%, 09/10/2034		3,542	3,467,016
UBS Group AG 3.091%, 05/14/2032(b)		9,944	8,661,522
3.875%, 06/02/2026(b) (c)		408	390,293
4.194%, 04/01/2031(b)		2,852	2,697,250
6.373%, 07/15/2026(b)		6,080	6,123,411
9.25%, 11/13/2028(b) (c)		1,113	1,204,221
9.25%, 11/13/2033(b) (c)		1,022	1,173,225
UniCredit SpA 1.982%, 06/03/2027(b)		271	259,336
2.569%, 09/22/2026(b)		6,253	6,132,505
3.127%, 06/03/2032(b)		1,858	1,609,734
Wells Fargo & Co. 3.35%, 03/02/2033		12,130	10,623,818
3.584%, 05/22/2028		2,117	2,051,945
Series BB 3.90%, 03/15/2026(c)		2,664	2,581,016

			342,233,408

Brokerage – 0.2%
Charles Schwab Corp. (The) Series I 4.00%, 06/01/2026(c)		7,570	7,311,030

Finance – 0.3%
Aircastle Ltd. 4.25%, 06/15/2026		530	524,705
5.25%, 08/11/2025(b)		2,686	2,685,329
Aviation Capital Group LLC 1.95%, 01/30/2026(b)		4,547	4,401,132
1.95%, 09/20/2026(b)		1,485	1,409,918
3.50%, 11/01/2027(b)		893	853,806
4.125%, 08/01/2025(b)		35	34,802
4.875%, 10/01/2025(b)		1,447	1,444,121

			11,353,813

Insurance – 0.8%
Athene Global Funding 1.985%, 08/19/2028(b)		3,079	2,749,824
2.55%, 11/19/2030(b)		606	519,930
2.717%, 01/07/2029(b)		1,145	1,038,400
5.583%, 01/09/2029(b)		541	546,897
5.62%, 05/08/2026(b)		5,842	5,893,877

	Principal Amount (000)		U.S. $ Value

MetLife Capital Trust IV 7.875%, 12/15/2037(b)	U.S.$	5,200	$5,699,772
Principal Life Global Funding II 5.10%, 01/25/2029(b)		6,566	6,576,309
Prudential Financial, Inc. 5.375%, 05/15/2045		615	610,843
Swiss Re Finance Luxembourg SA 5.00%, 04/02/2049(b)		1,600	1,586,592
Swiss Re Subordinated Finance PLC 5.698%, 04/05/2035(b)		8,000	7,934,160

			33,156,604

Other Finance – 0.1%
GPS Blue Financing DAC 5.645%, 11/09/2041(e)		4,889	4,757,828

REITs – 0.6%
American Tower Corp. 2.10%, 06/15/2030		1,515	1,297,173
3.65%, 03/15/2027		1,936	1,889,497
5.20%, 02/15/2029		3,698	3,718,857
Crown Castle, Inc. 5.60%, 06/01/2029		1,920	1,956,998
GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032		4,575	3,928,004
4.00%, 01/15/2031		1,790	1,639,980
Simon Property Group LP 4.75%, 09/26/2034		5,987	5,676,634
Trust Fibra Uno 4.869%, 01/15/2030(b)		3,548	3,210,940
5.25%, 01/30/2026(b)		2,677	2,669,478

			25,987,561

			424,800,244

Utility – 1.4%
Electric – 1.4%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(b)		1,583	1,379,619
Alexander Funding Trust II 7.467%, 07/31/2028(b)		1,615	1,705,069
American Electric Power Co., Inc. 6.95%, 12/15/2054		3,588	3,713,436
CenterPoint Energy Houston Electric LLC 4.95%, 04/01/2033		823	803,865
5.05%, 03/01/2035		9,309	9,100,292
Duke Energy Carolinas NC Storm Funding LLC Series A-2 2.617%, 07/01/2041		3,641	2,802,623
Electricite de France SA 9.125%, 03/15/2033(b) (c)		1,420	1,599,800
Enel Finance International NV 5.50%, 06/26/2034(b)		9,669	9,554,036
Engie Energia Chile SA

	Principal Amount (000)			U.S. $ Value

3.40%, 01/28/2030(b)	U.S.$	3,834		$3,378,712
6.375%, 04/17/2034(b)		2,080		2,106,000
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 01/31/2041(b)		2,108		2,075,305
Israel Electric Corp., Ltd. Series G 4.25%, 08/14/2028(b)		1,580		1,513,292
Niagara Mohawk Power Corp. 5.29%, 01/17/2034(b)		3,243		3,167,244
NRG Energy, Inc. 4.45%, 06/15/2029(b)		542		517,458
7.00%, 03/15/2033(b)		5,900		6,353,592
Pacific Gas and Electric Co. 5.55%, 05/15/2029		1,713		1,740,751
Vistra Operations Co., LLC 5.05%, 12/30/2026(b)		373		373,351
6.95%, 10/15/2033(b)		4,313		4,632,766

				56,517,211

Total Corporates - Investment Grade (cost $1,028,322,948)				1,011,198,423

MORTGAGE PASS-THROUGHS – 21.7%
Agency Fixed Rate 30-Year – 21.4%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 09/01/2049		5,030		4,522,258
3.50%, 10/01/2049		5,008		4,497,961
3.50%, 11/01/2049		1,901		1,707,088
Series 2020 3.50%, 01/01/2050		4,149		3,730,016
Series 2022 2.00%, 03/01/2052		22,947		17,990,962
2.50%, 04/01/2052		28,098		23,133,626
3.00%, 03/01/2052		15,019		12,884,522
3.00%, 05/01/2052		21,603		18,343,671
Series 2024 5.50%, 11/01/2054		8,003		7,895,806
Federal Home Loan Mortgage Corp. Gold Series 2003 5.00%, 08/01/2033		0	**	395
Series 2007 5.50%, 07/01/2035		371		378,957
Series 2016 4.00%, 02/01/2046		3,924		3,705,186
Series 2017 4.00%, 07/01/2044		2,748		2,591,525
Series 2018 4.00%, 08/01/2048		1,953		1,814,424
4.50%, 10/01/2048		3,263		3,128,582
4.50%, 11/01/2048		3,378		3,238,645
5.00%, 09/01/2048		1,182		1,162,695
5.00%, 11/01/2048		1,466		1,442,080

	Principal Amount (000)			U.S. $ Value

Federal National Mortgage Association Series 2001 6.50%, 08/01/2031	U.S.$	1		$704
Series 2003 5.50%, 04/01/2033		317		323,068
5.50%, 07/01/2033		704		717,612
5.50%, 11/01/2033		0	**	71
Series 2004 5.50%, 04/01/2034		168		171,274
5.50%, 05/01/2034		155		157,714
5.50%, 11/01/2034		602		615,196
6.50%, 08/01/2034		1		818
Series 2005 5.50%, 02/01/2035		827		844,974
Series 2006 5.50%, 04/01/2036		153		156,188
Series 2007 5.50%, 09/01/2036		292		298,422
Series 2008 6.00%, 03/01/2037		2		2,172
Series 2010 4.00%, 12/01/2040		1,690		1,597,290
Series 2012 3.50%, 02/01/2042		1,093		1,004,684
3.50%, 11/01/2042		11,650		10,701,557
3.50%, 01/01/2043		1,980		1,814,815
Series 2013 3.50%, 04/01/2043		6,801		6,233,474
4.00%, 10/01/2043		5,269		4,942,173
Series 2015 3.00%, 05/01/2045		2,219		1,930,627
3.00%, 08/01/2045		3,907		3,395,606
Series 2018 3.50%, 02/01/2048		2,691		2,413,311
3.50%, 05/01/2048		1,105		995,960
4.50%, 09/01/2048		4,874		4,666,784
Series 2019 3.50%, 08/01/2049		1,566		1,406,098
3.50%, 09/01/2049		1,958		1,760,172
3.50%, 10/01/2049		5,179		4,650,188
3.50%, 11/01/2049		4,153		3,727,326
Series 2020 3.50%, 01/01/2050		3,905		3,509,883
Series 2021 2.00%, 07/01/2051		24,818		19,372,793
2.00%, 12/01/2051		44,152		34,353,653
2.50%, 01/01/2052		7,633		6,288,757
Series 2022 2.00%, 05/01/2052		12,051		9,376,368
2.50%, 03/01/2052		16,614		13,688,774
2.50%, 04/01/2052		17,384		14,300,070
2.50%, 05/01/2052		22,763		18,727,519
3.00%, 02/01/2052		18,079		15,509,034
3.00%, 03/01/2052		23,073		19,793,576
Government National Mortgage Association Series 2016 3.00%, 04/20/2046		1,102		967,780
3.00%, 05/20/2046		1,022		897,947
3.00%, 12/20/2046		296		260,306
Series 2023 5.50%, 04/20/2053		16,592		16,499,609

	Principal Amount (000)			U.S. $ Value

5.50%, 07/20/2053	U.S.$	8,744		$8,676,498
Series 2024 3.00%, 01/15/2055, TBA		11,411		9,884,506
4.00%, 01/15/2055, TBA		4,157		3,824,940
Series 2025 4.50%, 01/21/2055, TBA		58,866		55,618,793
5.00%, 01/15/2055, TBA		48,025		46,578,434
5.50%, 01/15/2055, TBA		13,531		13,409,881
6.00%, 01/15/2055, TBA		38,472		38,709,371
Uniform Mortgage-Backed Security Series 2024 4.00%, 01/14/2055, TBA		9,401		8,583,856
Series 2025 2.00%, 01/15/2055, TBA		54,968		42,703,260
2.50%, 01/15/2055, TBA		69,193		56,273,359
3.00%, 01/14/2055, TBA		16,763		14,219,880
4.50%, 01/15/2055, TBA		8,559		8,044,121
5.00%, 01/15/2055, TBA		33,691		32,492,072
5.50%, 01/15/2055, TBA		89,997		88,756,120
6.00%, 01/15/2055, TBA		67,485		67,785,688
6.50%, 01/15/2055, TBA		25,913		26,457,078

				862,260,603

Agency Fixed Rate 15-Year – 0.3%
Federal National Mortgage Association Series 2012 2.50%, 04/01/2027		3		3,252
Series 2016 2.50%, 02/01/2031		9		8,430
2.50%, 04/01/2031		6		5,517
2.50%, 05/01/2031		26		24,443
2.50%, 07/01/2031		862		816,587
2.50%, 08/01/2031		289		274,110
2.50%, 09/01/2031		164		155,760
2.50%, 10/01/2031		934		885,178
2.50%, 11/01/2031		6,331		5,991,794
2.50%, 12/01/2031		2,502		2,366,166
2.50%, 01/01/2032		353		332,944
Series 2017 2.50%, 01/01/2032		1,613		1,525,292
2.50%, 02/01/2032		92		87,242

				12,476,715

Other Agency Fixed Rate Programs – 0.0%
Federal National Mortgage Association Series 2009 4.50%, 07/01/2029		108		107,646
4.50%, 08/01/2029		30		29,333
4.50%, 10/01/2029		6		5,713

				142,692

Agency ARMs – 0.0%
Federal Home Loan Mortgage Corp. Series 2006 6.971% (RFUCCT1Y + 2.35%), 12/01/2036(d)		0	**	136

	Principal Amount (000)			U.S. $ Value

Series 2007 6.60% (RFUCCT1Y + 2.10%), 03/01/2037(d)	U.S.$	0	**	$311

				447

Total Mortgage Pass-Throughs (cost $920,406,915)				874,880,457

COLLATERALIZED MORTGAGE OBLIGATIONS – 6.2%
Risk Share Floating Rate – 5.8%
Bellemeade Re Ltd. Series 2021-3A, Class A2 5.569% (CME Term SOFR + 1.00%), 09/25/2031(b) (d)		7,199		7,205,990
Series 2022-1, Class M1B 6.719% (CME Term SOFR + 2.15%), 01/26/2032(b) (d)		3,016		3,029,598
Series 2022-2, Class M1A 8.56% (CME Term SOFR + 4.00%), 09/27/2032(b) (d)		4,882		4,949,301
Connecticut Avenue Securities Trust Series 2021-R03, Class 1M2 6.219% (CME Term SOFR + 1.65%), 12/25/2041(b) (d)		3,513		3,549,540
Series 2022-R01, Class 1M2 6.469% (CME Term SOFR + 1.90%), 12/25/2041(b) (d)		9,352		9,485,695
Series 2022-R02, Class 2M1 5.769% (CME Term SOFR + 1.20%), 01/25/2042(b) (d)		2,493		2,493,573
Series 2022-R03, Class 1M2 8.069% (CME Term SOFR + 3.50%), 03/25/2042(b) (d)		6,435		6,757,146
Series 2022-R04, Class 1M2 7.669% (CME Term SOFR + 3.10%), 03/25/2042(b) (d)		1,747		1,816,164
Series 2022-R05, Class 2M2 7.569% (CME Term SOFR + 3.00%), 04/25/2042(b) (d)		5,001		5,183,096
Series 2022-R06, Class 1M1 7.319% (CME Term SOFR + 2.75%), 05/25/2042(b) (d)		5,453		5,598,568
Series 2022-R07, Class 1M1 7.51% (CME Term SOFR + 2.95%), 06/25/2042(b) (d)		5,526		5,709,936
Series 2022-R08, Class 1M1 7.119% (CME Term SOFR + 2.55%), 07/25/2042(b) (d)		4,767		4,895,350
Series 2023-R01, Class 1M1 6.96% (CME Term SOFR + 2.40%), 12/25/2042(b) (d)		3,760		3,864,872
Series 2023-R02, Class 1M1 6.869% (CME Term SOFR + 2.30%), 01/25/2043(b) (d)		2,707		2,769,648

	Principal Amount (000)		U.S. $ Value

Series 2023-R03, Class 2M1 7.069% (CME Term SOFR + 2.50%), 04/25/2043(b) (d)	U.S.$	6,537	$6,657,785
Series 2023-R04, Class 1M1 6.86% (CME Term SOFR + 2.30%), 05/25/2043(b) (d)		5,684	5,814,053
Series 2023-R05, Class 1M1 6.46% (CME Term SOFR + 1.90%), 06/25/2043(b) (d)		4,917	4,966,785
Series 2023-R06, Class 1M1 6.269% (CME Term SOFR + 1.70%), 07/25/2043(b) (d)		4,632	4,648,498
Series 2024-R02, Class 1M1 5.669% (CME Term SOFR + 1.10%), 02/25/2044(b) (d)		2,746	2,748,680
Series 2024-R03, Class 2M1 5.71% (CME Term SOFR + 1.15%), 03/25/2044(b) (d)		5,094	5,094,600
Series 2024-R04, Class 1M1 5.669% (CME Term SOFR + 1.10%), 05/25/2044(b) (d)		4,741	4,742,849
Series 2024-R05, Class 2M1 5.569% (CME Term SOFR + 1.00%), 07/25/2044(b) (d)		2,495	2,496,531
Series 2024-R06, Class 1M1 5.619% (CME Term SOFR + 1.05%), 09/25/2044(b) (d)		5,221	5,226,290
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2021-DNA5, Class M2 6.219% (CME Term SOFR + 1.65%), 01/25/2034(b) (d)		1,233	1,241,512
Series 2021-DNA6, Class M2 6.069% (CME Term SOFR + 1.50%), 10/25/2041(b) (d)		9,778	9,836,672
Series 2021-DNA7, Class M2 6.369% (CME Term SOFR + 1.80%), 11/25/2041(b) (d)		9,563	9,653,084
Series 2021-HQA4, Class M1 5.519% (CME Term SOFR + 0.95%), 12/25/2041(b) (d)		3,052	3,051,702
Series 2021-HQA4, Class M2 6.919% (CME Term SOFR + 2.35%), 12/25/2041(b) (d)		6,126	6,196,915
Series 2022-DNA1, Class M1A 5.569% (CME Term SOFR + 1.00%), 01/25/2042(b) (d)		2,272	2,272,561
Series 2022-DNA1, Class M1B 6.419% (CME Term SOFR + 1.85%), 01/25/2042(b) (d)		4,940	5,010,350
Series 2022-DNA2, Class M1B 6.969% (CME Term SOFR + 2.40%), 02/25/2042(b) (d)		7,072	7,239,148

	Principal Amount (000)		U.S. $ Value

Series 2022-DNA3, Class M1B 7.469% (CME Term SOFR + 2.90%), 04/25/2042(b) (d)	U.S.$	2,957	$3,062,681
Series 2022-DNA4, Class M1B 7.919% (CME Term SOFR + 3.35%), 05/25/2042(b) (d)		5,585	5,842,250
Series 2022-DNA5, Class M1B 9.234% (CME Term SOFR + 4.50%), 06/25/2042(b) (d)		9,989	10,711,119
Series 2022-DNA7, Class M1A 7.069% (CME Term SOFR + 2.50%), 03/25/2052(b) (d)		4,405	4,488,302
Series 2022-HQA1, Class M1B 8.069% (CME Term SOFR + 3.50%), 03/25/2042(b) (d)		1,664	1,740,009
Series 2023-DNA1, Class M1A 6.66% (CME Term SOFR + 2.10%), 03/25/2043(b) (d)		3,152	3,197,406
Series 2023-DNA2, Class M1A 6.66% (CME Term SOFR + 2.10%), 04/25/2043(b) (d)		10,273	10,435,048
Series 2023-HQA1, Class M1A 6.569% (CME Term SOFR + 2.00%), 05/25/2043(b) (d)		3,793	3,841,629
Series 2023-HQA2, Class M1A 6.569% (CME Term SOFR + 2.00%), 06/25/2043(b) (d)		3,327	3,346,060
Series 2024-DNA3, Class A1 5.619% (CME Term SOFR + 1.05%), 10/25/2044(b) (d)		9,105	9,123,644
Series 2024-HQA1, Class M1 5.819% (CME Term SOFR + 1.25%), 03/25/2044(b) (d)		6,193	6,198,630
Series 2024-HQA2, Class M1 5.769% (CME Term SOFR + 1.20%), 08/25/2044(b) (d)		8,817	8,826,166
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C04, Class 1M2 10.383% (CME Term SOFR + 5.81%), 04/25/2028(d)		697	723,191
Series 2016-C02, Class 1M2 10.683% (CME Term SOFR + 6.11%), 09/25/2028(d)		112	115,201
Series 2021-R02, Class 2M2 6.569% (CME Term SOFR + 2.00%), 11/25/2041(b) (d)		4,242	4,271,860
Oaktown Re VII Ltd. Series 2021-2, Class M1A 6.169% (CME Term SOFR + 1.60%), 04/25/2034(b) (d)		431	431,495
PMT Credit Risk Transfer Trust Series 2020-1R, Class A 8.013% (CME Term SOFR + 3.46%), 02/25/2025(b) (d)		675	675,132

	Principal Amount (000)		U.S. $ Value

Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 9.933% (CME Term SOFR + 5.36%), 11/25/2025(b) (d)	U.S.$	811	$841,509
Series 2015-WF1, Class 2M2 10.183% (CME Term SOFR + 5.61%), 11/25/2025(b) (d)		203	211,328

			232,289,152

Agency Fixed Rate – 0.2%
Federal Home Loan Mortgage Corp. REMICs Series 5008, Class AI 3.50%, 09/25/2050(f)		8,153	1,528,787
Series 5040, Class AI 3.50%, 11/25/2050(f)		5,875	983,086
Series 5043, Class IO 5.00%, 11/25/2050(f)		11,964	2,711,334
Federal National Mortgage Association Grantor Trust Series 2004-T5, Class AB4 4.154%, 05/28/2035		1,146	1,128,052
Federal National Mortgage Association REMICs Series 2015-30, Class EI 5.00%, 05/25/2045(f)		4,815	699,493

			7,050,752

Agency Floating Rate – 0.1%
Federal Home Loan Mortgage Corp. REMICs Series 4416, Class BS 1.388% (5.99% - CME Term SOFR), 12/15/2044(d) (g)		5,789	535,846
Series 4585, Class DS 1.288% (5.89% - CME Term SOFR), 05/15/2046(d) (g)		3,751	360,022
Series 4693, Class SL 1.438% (6.04% - CME Term SOFR), 06/15/2047(d) (g)		2,425	260,465
Series 4954, Class SL 1.367% (5.94% - CME Term SOFR), 02/25/2050(d) (g)		1,683	157,587
Series 4981, Class HS 1.417% (5.99% - CME Term SOFR), 06/25/2050(d) (g)		14,405	1,351,058
Federal National Mortgage Association REMICs Series 2015-26, Class SH 1.767% (6.34% - CME Term SOFR), 05/25/2045(d) (g)		4,538	594,811
Series 2016-106, Class ES 1.317% (5.89% - CME Term SOFR), 01/25/2047(d) (g)		2,640	249,972
Series 2017-62, Class AS 1.467% (6.04% - CME Term SOFR), 08/25/2047(d) (g)		3,281	323,505

	Principal Amount (000)		U.S. $ Value

Series 2017-97, Class SW 1.517% (6.09% - CME Term SOFR), 12/25/2047(d) (g)	U.S.$	4,732	$487,759
Government National Mortgage Association Series 2017-43, Class ST 1.615% (5.99% - CME Term SOFR 1 Month), 03/20/2047(d) (g)		5,532	664,145
Series 2017-122, Class SA 1.715% (6.09% - CME Term SOFR 1 Month), 08/20/2047(d) (g)		4,050	504,198
Series 2017-134, Class MS 1.715% (6.09% - CME Term SOFR 1 Month), 09/20/2047(d) (g)		4,591	591,904

			6,081,272

Non-Agency Floating Rate – 0.1%
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR4, Class A2 4.833% (CME Term SOFR 1 Month + 0.49%), 12/25/2036(d)		3,501	1,079,902
HomeBanc Mortgage Trust Series 2005-1, Class A1 4.953% (CME Term SOFR 1 Month + 0.61%), 03/25/2035(d)		465	374,695
JPMorgan Chase Bank, NA Series 2019-CL1, Class M3 6.553% (CME Term SOFR 1 Month + 2.21%), 04/25/2047(b) (d)		624	631,342

			2,085,939

Non-Agency Fixed Rate – 0.0%
Alternative Loan Trust Series 2005-20CB, Class 3A6 5.50%, 07/25/2035		241	163,060
Series 2006-24CB, Class A16 5.75%, 08/25/2036		1,871	937,485
Series 2006-J1, Class 1A13 5.50%, 02/25/2036		425	284,956
CHL Mortgage Pass-Through Trust Series 2006-13, Class 1A19 6.25%, 09/25/2036		593	255,263

			1,640,764

Total Collateralized Mortgage Obligations (cost $247,318,570)			249,147,879

ASSET-BACKED SECURITIES – 6.0%
Autos - Fixed Rate – 2.8%
ACM Auto Trust Series 2024-1A, Class A 7.71%, 01/21/2031(b)		1,396	1,398,939
Series 2024-2A, Class A 6.06%, 02/20/2029(b)		8,264	8,293,249

	Principal Amount (000)		U.S. $ Value

American Credit Acceptance Receivables Trust Series 2023-3, Class B 6.09%, 11/12/2027(b)	U.S.$	8,204	$8,222,063
Americredit Automobile Receivables Trust Series 2023-1, Class A2A 5.84%, 10/19/2026		882	883,227
Arivo Acceptance Auto Loan Receivables Trust Series 2024-1A, Class A 6.46%, 04/17/2028(b)		896	905,395
Avis Budget Rental Car Funding AESOP LLC Series 2023-3A, Class A 5.44%, 02/22/2028(b)		4,800	4,855,996
Series 2023-5A, Class B 6.12%, 04/20/2028(b)		3,817	3,867,852
Carvana Auto Receivables Trust Series 2021-N3, Class C 1.02%, 06/12/2028		484	463,490
Series 2021-N4, Class D 2.30%, 09/11/2028		819	790,937
Series 2021-P4, Class D 2.61%, 09/11/2028		4,063	3,761,626
Series 2024-P3, Class A2 4.61%, 11/10/2027		8,896	8,895,520
Series 2024-P4, Class A2 4.62%, 02/10/2028		5,407	5,411,401
CPS Auto Receivables Trust Series 2021-C, Class D 1.69%, 06/15/2027(b)		2,913	2,875,114
Series 2022-A, Class C 2.17%, 04/16/2029(b)		1,674	1,667,342
Series 2024-C, Class A 5.88%, 02/15/2028(b)		3,156	3,174,121
FHF Trust Series 2021-2A, Class A 0.83%, 12/15/2026(b)		232	229,923
Series 2023-1A, Class A2 6.57%, 06/15/2028(b)		1,669	1,690,249
Flagship Credit Auto Trust Series 2023-2, Class A2 5.76%, 04/15/2027(b)		1,326	1,327,751
Series 2024-3, Class A 4.88%, 11/15/2028(b)		3,668	3,674,337
Ford Credit Auto Owner Trust Series 2021-1, Class D 2.31%, 10/17/2033(b)		5,650	5,424,532
GLS Auto Receivables Issuer Trust Series 2024-3A, Class A2 5.35%, 08/16/2027(b)		7,416	7,439,294
LAD Auto Receivables Trust Series 2022-1A, Class A 5.21%, 06/15/2027(b)		1,103	1,105,185

	Principal Amount (000)		U.S. $ Value

Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(b)	U.S.$	3,884	$3,946,321
Series 2023-2A, Class A2 7.09%, 10/16/2028(b)		2,522	2,569,242
Series 2024-3A, Class A1 5.354%, 09/15/2025(b)		1,661	1,661,891
Lobel Automobile Receivables Trust Series 2023-1, Class A 6.97%, 07/15/2026(b)		63	63,282
Research-Driven Pagaya Motor Trust Series 2024-1A, Class A 7.09%, 06/25/2032(b)		2,818	2,852,522
Research-Driven Pagaya Motor Asset Trust VII Series 2022-3A, Class A 5.38%, 11/25/2030(b)		1,474	1,475,412
Santander Bank Auto Credit-Linked Notes Series 2022-A, Class B 5.281%, 05/15/2032(b)		629	629,019
Series 2022-C, Class B 6.451%, 12/15/2032(b)		1,039	1,043,096
Santander Bank NA - SBCLN Series 2021-1A, Class B 1.833%, 12/15/2031(b)		3	3,432
Santander Drive Auto Receivables Trust Series 2023-3, Class B 5.61%, 07/17/2028		4,065	4,102,216
Series 2024-4, Class A2 5.41%, 07/15/2027		6,758	6,777,708
Tesla Auto Lease Trust Series 2024-A, Class A3 5.30%, 06/21/2027(b)		3,017	3,034,613
Tricolor Auto Securitization Trust Series 2024-2A, Class A 6.36%, 12/15/2027(b)		2,400	2,418,275
United Auto Credit Securitization Trust Series 2024-1, Class A 6.17%, 08/10/2026(b)		518	518,943
Westlake Automobile Receivables Trust Series 2023-P1, Class C 6.44%, 06/15/2027(b)		2,202	2,231,989
World Omni Select Auto Trust Series 2023-A, Class A2A 5.92%, 03/15/2027		1,167	1,168,694

			110,854,198

Other ABS - Fixed Rate – 2.7%
AB Issuer LLC Series 2021-1, Class A2 3.734%, 07/30/2051(b)		8,235	7,534,993
Affirm Asset Securitization Trust Series 2021-Z2, Class A 1.17%, 11/16/2026(b)		62	61,889
Series 2024-X1, Class A 6.27%, 05/15/2029(b)		2,417	2,424,975

	Principal Amount (000)		U.S. $ Value

Series 2024-X2, Class A 5.22%, 12/17/2029(b)	U.S.$	6,722	$6,731,720
Amur Equipment Finance Receivables XI LLC Series 2022-2A, Class A2 5.30%, 06/21/2028(b)		1,029	1,033,606
Atalaya Equipment Leasing Trust Series 2021-1A, Class B 2.08%, 02/15/2027(b)		674	669,733
BHG Securitization Trust Series 2022-A, Class A 1.71%, 02/20/2035(b)		91	90,314
Cajun Global LLC Series 2021-1, Class A2 3.931%, 11/20/2051(b)		848	808,811
College Ave Student Loans LLC Series 2021-C, Class B 2.72%, 07/26/2055(b)		1,679	1,498,553
Dext ABS LLC Series 2021-1, Class B 1.76%, 02/15/2028(b)		259	257,891
Diamond Infrastructure Funding LLC Series 2021-1A, Class B 2.355%, 04/15/2049(b)		3,651	3,408,222
Diamond Issuer LLC Series 2021-1A, Class A 2.305%, 11/20/2051(b)		7,711	7,152,411
Equify ABS LLC Series 2024-1A, Class A 5.43%, 04/18/2033(b)		5,693	5,694,043
GCI Funding I LLC Series 2021-1, Class A 2.38%, 06/18/2046(b)		1,875	1,685,840
Hardee’s Funding LLC Series 2018-1A, Class A23 5.71%, 06/20/2048(b)		3,141	3,078,207
Series 2020-1A, Class A2 3.981%, 12/20/2050(b)		2,545	2,392,786
Kubota Credit Owner Trust Series 2023-1A, Class A2 5.40%, 02/17/2026(b)		915	915,464
Marlette Funding Trust Series 2024-1A, Class A 5.95%, 07/17/2034(b)		1,616	1,623,694
MVW LLC Series 2021-2A, Class B 1.83%, 05/20/2039(b)		1,485	1,396,630
Neighborly Issuer LLC Series 2022-1A, Class A2 3.695%, 01/30/2052(b)		5,371	4,869,967
Series 2023-1A, Class A2 7.308%, 01/30/2053(b)		6,518	6,617,448

	Principal Amount (000)		U.S. $ Value

Nelnet Student Loan Trust Series 2021-BA, Class B 2.68%, 04/20/2062(b)	U.S.$	2,008	$1,721,147
Series 2021-CA, Class B 2.53%, 04/20/2062(b)		3,421	2,849,002
Series 2021-DA, Class B 2.90%, 04/20/2062(b)		3,096	2,633,086
NMEF Funding LLC Series 2022-B, Class A2 6.07%, 06/15/2029(b)		783	787,502
Series 2024-A, Class A2 5.15%, 12/15/2031(b)		10,104	10,123,911
Oportun Funding Trust Series 2024-3, Class A 5.26%, 08/15/2029(b)		6,049	6,055,003
Oportun Issuance Trust Series 2024-2, Class A 5.86%, 02/09/2032(b)		2,486	2,491,927
Pagaya AI Debt Grantor Trust Series 2024-5, Class A 6.278%, 10/15/2031(b)		2,747	2,776,540
Series 2024-9, Class B 5.306%, 03/15/2032(b)		10,507	10,482,054
Pagaya AI Debt Trust Series 2024-2, Class A 6.319%, 08/15/2031(b)		2,441	2,464,564
Series 2024-3, Class A 6 .258%, 10/15/2031(b)		3,293	3,312,958
Prosper Marketplace Issuance Trust Series 2024-1A, Class A 6.12%, 08/15/2029(b)		3,882	3,893,447

			109,538,338

Credit Cards - Fixed Rate – 0.5%
Brex Commercial Charge Card Master Trust Series 2024-1, Class A1 6.05%, 07/15/2027(b)		6,026	6,095,252
Mission Lane Credit Card Master Trust Series 2024-A, Class A1 6.20%, 08/15/2029(b)		4,135	4,158,749
Series 2024-B, Class A 5.88%, 01/15/2030(b)		10,160	10,150,814

			20,404,815

Non-Agency Floating Rate – 0.0%
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates Series 2004-1, Class 1A 5.053% (CME Term SOFR 1 Month + 0.71%), 04/25/2034(d)		2	1,942

Total Asset-Backed Securities (cost $244,758,031)			240,799,293

	Principal Amount (000)		U.S. $ Value

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.9%
Non-Agency Floating Rate CMBS – 1.0%
AREIT Trust Series 2022-CRE6, Class A 5.85% (CME Term SOFR + 1.25%), 01/20/2037(b) (d)	U.S.$	8,044	$8,015,099
BBCMS Mortgage Trust Series 2020-BID, Class A 6.653% (CME Term SOFR 1 Month + 2.25%), 10/15/2037(b) (d)		7,708	7,732,087
BFLD Mortgage Trust Series 2021-FPM, Class A 6.113% (CME Term SOFR 1 Month + 1.71%), 06/15/2038(b) (d)		11,683	11,675,698
BX Commercial Mortgage Trust Series 2019-IMC, Class D 6.343% (CME Term SOFR 1 Month + 1.95%), 04/15/2034(b) (d)		1,772	1,748,914
Series 2019-IMC, Class E 6.593% (CME Term SOFR 1 Month + 2.20%), 04/15/2034(b) (d)		6,595	6,488,283
CLNY Trust Series 2019-IKPR, Class D 6.872% (CME Term SOFR 1 Month + 2.39%), 11/15/2038(b) (d)		2,751	2,558,430
Federal Home Loan Mortgage Corp. Series 2021-MN1, Class M1 6.569% (CME Term SOFR + 2.00%), 01/25/2051(b) (d)		570	567,285
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 5.977% (CME Term SOFR 1 Month + 1.58%), 07/15/2036(b) (d)		2,335	2,117,313

			40,903,109

Non-Agency Fixed Rate CMBS – 0.9%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.534%, 03/10/2037(b)		2,805	2,533,217
Barclays Commercial Mortgage Trust Series 2019-C3, Class B 4.096%, 05/15/2052		3,523	3,230,794
Commercial Mortgage Trust Series 2012-CR3, Class E 4.292%, 10/15/2045(b)		3,938	2,201,187
GS Mortgage Securities Trust Series 2011-GC5, Class D 5.15%, 08/10/2044(b)		333	182,768
GSF Series 2021-1, Class A1 1.433%, 08/15/2026(e)		3,008	2,945,133
Series 2021-1, Class A2 2.435%, 08/15/2026(e)		9,371	9,177,792

	Principal Amount (000)		U.S. $ Value

Series 2021-1, Class AS 2.638%, 08/15/2026(e)	U.S.$	249	$240,098
HFX Funding Issuer Series 2017-1A, Class A3 3.647%, 03/15/2035(e)		2,065	2,055,061
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class D 4.039%, 08/15/2046(b)		2,527	1,915,238
Series 2015-C27, Class AS 3.634%, 02/15/2048		3,415	3,229,265
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP3, Class B 3.397%, 08/15/2049		3,000	2,629,676
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 09/15/2039		817	272,064
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2 2.579%, 03/10/2049(b)		955	946,543
Wells Fargo Commercial Mortgage Trust Series 2015-SG1, Class AS 4.047%, 09/15/2048		2,906	2,858,792
Series 2019-C51, Class B 3.836%, 06/15/2052		1,269	1,073,441

			35,491,069

Total Commercial Mortgage-Backed Securities (cost $81,458,458)			76,394,178

INFLATION-LINKED SECURITIES – 1.5%
United States – 1.5%
U.S. Treasury Inflation Index 0.25%, 07/15/2029 (TIPS) (cost $60,267,343)		65,402	60,578,522

COLLATERALIZED LOAN OBLIGATIONS – 1.4%
CLO - Floating Rate – 1.4%
AGL CLO 10 Ltd. Series 2021-10A, Class A 6.048% (CME Term SOFR 3 Month + 1.39%), 04/15/2034(b) (d)		3,427	3,430,376
Balboa Bay Loan Funding Ltd. Series 2021-1A, Class A 6.079% (CME Term SOFR 3 Month + 1.46%), 07/20/2034(b) (d)		6,496	6,504,543
Elmwood CLO IX Ltd. Series 2021-2A, Class A 6.009% (CME Term SOFR 3 Month + 1.39%), 07/20/2034(b) (d)		5,900	5,911,021
Golub Capital Partners 48 LP Series 2020-48A, Class A1 6.219% (CME Term SOFR 3 Month + 1.57%), 04/17/2033(b) (d)		644	644,187

	Principal Amount (000)			U.S. $ Value

Kings Park CLO Ltd. Series 2021-1A, Class A 6.009% (CME Term SOFR 3 Month + 1.39%), 01/21/2035(b) (d)	U.S.$		8,477	$8,500,391
Palmer Square CLO Ltd. Series 2021-4A, Class A 6.088% (CME Term SOFR 3 Month + 1.43%), 10/15/2034(b) (d)			730	730,863
Pikes Peak CLO 8 Series 2021-8A, Class A 6.049% (CME Term SOFR 3 Month + 1.43%), 07/20/2034(b) (d)			7,300	7,300,000
Rad CLO 14 Ltd. Series 2021-14A, Class A 6.088% (CME Term SOFR 3 Month + 1.43%), 01/15/2035(b) (d)			829	829,586
Regatta XIX Funding Ltd. Series 2022-1A, Class A1 5.937% (CME Term SOFR 3 Month + 1.32%), 04/20/2035(b) (d)			5,153	5,161,073
Regatta XX Funding Ltd. Series 2021-2A, Class A 6.078% (CME Term SOFR 3 Month + 1.42%), 10/15/2034(b) (d)			11,084	11,098,599
Rockford Tower CLO Ltd. Series 2021-2A, Class A1 6.039% (CME Term SOFR 3 Month + 1.42%), 07/20/2034(b) (d)			5,449	5,448,697
Sixth Street CLO XVII Ltd. Series 2021-17A, Class A 6.119% (CME Term SOFR 3 Month + 1.50%), 01/20/2034(b) (d)			1,089	1,090,891

Total Collateralized Loan Obligations (cost $56,381,892)				56,650,227

AGENCIES – 0.9%
Agency Debentures – 0.9%
Federal Home Loan Banks 4.00%, 06/30/2028			27,220	26,981,281
4.75%, 12/08/2028			8,990	9,103,723

Total Agencies (cost $36,311,674)				36,085,004

CORPORATES - NON-INVESTMENT GRADE – 0.7%
Industrial – 0.6%
Communications - Media – 0.1%
DISH DBS Corp. 5.75%, 12/01/2028(b)			3,890	3,323,772
VZ Vendor Financing II BV 2.875%, 01/15/2029(b)		EUR	2,093	1,986,330

				5,310,102

	Principal Amount (000)		U.S. $ Value

Communications - Telecommunications – 0.0%
Altice France SA 3.375%, 01/15/2028(b)	EUR	1,024	$801,101

Consumer Cyclical - Other – 0.1%
Caesars Entertainment, Inc. 7.00%, 02/15/2030(b)	U.S.$	1,793	1,825,866
Hilton Domestic Operating Co., Inc. 5.875%, 04/01/2029(b)		2,297	2,289,810
6.125%, 04/01/2032(b)		1,315	1,312,567

			5,428,243

Consumer Non-Cyclical – 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 03/15/2029(b)		3,900	3,554,070
Organon & Co./Organon Foreign Debt Co-Issuer BV 2.875%, 04/30/2028(b)	EUR	1,420	1,427,471

			4,981,541

Energy – 0.2%
Sunoco LP 7.00%, 05/01/2029(b)	U.S.$	1,508	1,547,510
7.25%, 05/01/2032(b)		2,057	2,124,799
Sunoco LP/Sunoco Finance Corp. 4.50%, 05/15/2029		1,418	1,333,430
4.50%, 04/30/2030		712	659,340

			5,665,079

Services – 0.1%
Block, Inc. 6.50%, 05/15/2032(b)		3,002	3,032,801

			25,218,867

Utility – 0.1%
Electric – 0.1%
Vistra Corp. 7.00%, 12/15/2026(b) (c)		2,589	2,588,741

Total Corporates - Non-Investment Grade (cost $29,430,478)			27,807,608

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.5%
United States – 0.5%
State Board of Administration Finance Corp. (Florida Hurricane Catastrophe Fund) Series 2020-A 1.705%, 07/01/2027		6,821	6,323,829
State of California Series 2010 7.625%, 03/01/2040		8,520	10,039,413
University of California Series 2021-B 3.071%, 05/15/2051		7,960	5,255,242

Total Local Governments - US Municipal Bonds (cost $23,337,901)			21,618,484

	Principal Amount (000)		U.S. $ Value

EMERGING MARKETS - CORPORATE BONDS – 0.5%
Industrial – 0.4%
Basic – 0.1%
Braskem Netherlands Finance BV 4.50%, 01/10/2028(b)	U.S.$	2,591	$2,369,146
4.50%, 01/31/2030(b)		1,724	1,447,919
8.00%, 10/15/2034(b)		1,376	1,309,635
CSN Resources SA 4.625%, 06/10/2031(b)		1,862	1,447,966
Volcan Cia Minera SAA 8.75%, 01/24/2030(b)		768	731,051

			7,305,717

Communications - Media – 0.1%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(b)		2,392	2,129,023

Consumer Cyclical - Other – 0.1%
Wynn Macau Ltd. 5.625%, 08/26/2028(b)		2,862	2,747,520

Energy – 0.1%
Ecopetrol SA 8.625%, 01/19/2029		4,800	5,083,920
Oleoducto Central SA 4.00%, 07/14/2027(b)		319	301,554

			5,385,474

			17,567,734

Utility – 0.1%
Electric – 0.0%
Terraform Global Operating LP 6.125%, 03/01/2026(b)		565	563,751

Other Utility – 0.1%
Aegea Finance SARL 6.75%, 05/20/2029(b)		1,888	1,832,550

			2,396,301

Total Emerging Markets - Corporate Bonds (cost $20,469,220)			19,964,035

QUASI-SOVEREIGNS – 0.5%
Quasi-Sovereign Bonds – 0.5%
Chile – 0.2%
Corp. Nacional del Cobre de Chile 6.44%, 01/26/2036(b)		7,339	7,474,313

	Principal Amount (000)		U.S. $ Value

Hungary – 0.1%
Magyar Export-Import Bank Zrt 6.125%, 12/04/2027(b)	U.S.$	4,878	$4,917,658

Mexico – 0.2%
Comision Federal de Electricidad 4.688%, 05/15/2029(b)		1,800	1,685,430
5.70%, 01/24/2030(b)		4,505	4,328,179

			6,013,609

Total Quasi-Sovereigns (cost $18,690,289)			18,405,580

GOVERNMENTS - SOVEREIGN BONDS – 0.3%
Chile – 0.1%
Chile Electricity Lux Mpc II SARL 5.58%, 10/20/2035(b)		4,950	4,808,925

Colombia – 0.1%
Colombia Government International Bond 3.125%, 04/15/2031		2,490	1,974,620

Ecuador – 0.1%
Amazon Conservation DAC 6.034%, 01/16/2042(b)		5,572	5,607,828

Total Governments - Sovereign Bonds (cost $13,008,529)			12,391,373

EMERGING MARKETS - SOVEREIGNS – 0.1%
Dominican Republic – 0.1%
Dominican Republic International Bond 4.875%, 09/23/2032(b) (cost $3,827,000)		3,827	3,409,857

SHORT-TERM INVESTMENTS – 11.8%
U.S. Treasury Bills – 11.8%
United States – 11.8%
U.S. Treasury Bill Zero Coupon, 01/23/2025		120,393	120,094,625
Zero Coupon, 01/30/2025		41,268	41,131,885
Zero Coupon, 02/13/2025		97,390	96,906,810
Zero Coupon, 02/27/2025		221,001	219,545,392

Total Short-Term Investments (cost $477,498,272)			477,678,712

Total Investments – 109.8% (cost $4,626,065,198)(h)			4,430,726,395
Other assets less liabilities – (9.8)%			(394,332,915)

Net Assets – 100.0%			$4,036,393,480

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	1,219	March 2025	$250,637,829	$(329,156)
U.S. T-Note 5 Yr (CBT) Futures	5,908	March 2025	628,048,097	(2,815,501)
U.S. Ultra Bond (CBT) Futures	162	March 2025	19,262,813	(1,227,914)
Sold Contracts
U.S. 10 Yr Ultra Futures	276	March 2025	30,722,250	722,032

				$(3,650,539)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	EUR	14,978	USD	15,757	02/27/2025	$205,233

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	19,060	12/13/2029	1.537%	1 Day SOFR	Annual	$2,159,949	$1,403,486	$756,463

**	Principal amount less than 500.
(a)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2024, the aggregate market value of these securities amounted to $993,024,593 or 24.6% of net assets.

(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2024.
(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.48% of net assets as of December 31, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
GPS Blue Financing DAC 5.645%, 11/09/2041	05/18/2023 - 05/22/2023	$4,894,266	$4,757,828	0.12%
GSF Series 2021-1, Class A1 1.433%, 08/15/2026	02/25/2021 - 08/03/2023	2,894,699	2,945,133	0.07%
GSF Series 2021-1, Class A2 2.435%, 08/15/2026	02/25/2021 - 09/06/2022	9,473,803	9,177,792	0.23%
GSF Series 2021-1, Class AS 2.638%, 08/15/2026	02/25/2021 - 04/01/2021	251,290	240,098	0.01%
HFX Funding Issuer Series 2017-1A, Class A3 3.647%, 03/15/2035	11/19/2020	2,178,502	2,055,061	0.05%

(f)	IO - Interest Only.
(g)	Inverse interest only security.
(h)

As of December 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $24,685,994 and gross unrealized depreciation of investments was $(222,713,640), resulting in net unrealized depreciation of $(195,027,645).

Currency Abbreviations:

EUR – Euro

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

ARMs – Adjustable Rate Mortgages

CBT – Chicago Board of Trade

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

RFUCCT1Y – Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year

SOFR – Secured Overnight Financing Rate

TBA – To Be Announced

TIPS – Treasury Inflation Protected Security

Sanford C. Bernstein Fund, Inc.

Intermediate Duration Portfolio

December 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$—	$1,243,716,763	$—	$1,243,716,763
Corporates - Investment Grade	—	1,011,198,423	—	1,011,198,423
Mortgage Pass-Throughs	—	874,880,457	—	874,880,457
Collateralized Mortgage Obligations	—	249,147,879	—	249,147,879
Asset-Backed Securities	—	240,799,293	—	240,799,293
Commercial Mortgage-Backed Securities	—	76,394,178	—	76,394,178
Inflation-Linked Securities	—	60,578,522	—	60,578,522
Collateralized Loan Obligations	—	56,650,227	—	56,650,227
Agencies	—	36,085,004	—	36,085,004
Corporates - Non-Investment Grade	—	27,807,608	—	27,807,608
Local Governments - US Municipal Bonds	—	21,618,484	—	21,618,484
Emerging Markets - Corporate Bonds	—	19,964,035	—	19,964,035
Quasi-Sovereigns	—	18,405,580	—	18,405,580
Governments - Sovereign Bonds	—	12,391,373	—	12,391,373
Emerging Markets - Sovereigns	—	3,409,857	—	3,409,857
Short-Term Investments	—	477,678,712	—	477,678,712

Total Investments in Securities	—	4,430,726,395	—	4,430,726,395
Other Financial Instruments(a):
Assets:
Futures	722,032	—	—	722,032
Forward Currency Exchange Contracts	—	205,233	—	205,233
Centrally Cleared Interest Rate Swaps	—	2,159,949	—	2,159,949
Liabilities:
Futures	(4,372,571)	—	—	(4,372,571)

Total	$(3,650,539)	$4,433,091,577	$—	$4,429,441,038

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.